Commitments and Contingencies - Schedule of Contractual Obligations (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Operating lease commitments, Total	$ 85,590
Operating lease commitments, 2022	13,240
Operating lease commitments, 2023 and 2024	28,783
Operating lease commitments, 2025 and 2026	25,161
Operating lease commitments, Thereafter	18,406
Purchase Obligation, Total	36,800
Purchase Obligation, 2022	6,800
Purchase Obligation, 2023 and 2024	12,000
Purchase Obligation, 2025 and 2026	12,000
Purchase Obligation, Thereafter	6,000
Liability for employee severance benefits, Total	2,362
Liability for employee severance benefits, 2022	2,362
Contractual obligations, Total	124,752
Contractual obligations, 2022	22,402
Contractual obligations, 2023 and 2024	40,783
Contractual obligations, 2025 and 2026	37,161
Contractual obligations, Thereafter	$ 24,406